UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22229
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LLC

3043 Townsgate Road  Westlake Village, California 91361

Derek W. Stark, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LLC
3043 Townsgate Road  Westlake Village, California 91361
(818) 224-7050

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

PNMAC Mortgage Opportunity Fund, LLC
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares or
	principal amount	Fair value
INVESTMENTS - 100%*
Investment in Master Fund - 100%*
PNMAC Mortgage Opportunity Fund, LP^	$-	$62,551,115
Total Investment in Master Fund	-	62,551,115

SHORT-TERM INVESTMENT - < 1%*
BlackRock Liquidity Funds: TempFund Institutional Shares^	$193,258	$193,258
Total Short Term Investment (Cost $193,258)	193,258	193,258

TOTAL INVESTMENTS - 100%*		62,744,373
Assets in excess of Other Liabilities - (< 1%)*		(134,558)
TOTAL NET ASSETS - 100%*		$62,609,815

* Percentages are stated as a percent of net assets.
^ Investment represents securities held or issued by related parties
All Investments are in the United States of America

Fair Value of Investments

PNMAC Mortgage Opportunity Fund, LLC (“the Fund”) carries its investments at their fair values with changes in fair value recognized in current period results of operations. The Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the inputs used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical assets or liabilities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect PNMAC Capital Management, LLC's (the “Investment Manager”) own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

As a result of the difficulty in observing certain significant valuation inputs affecting “Level 3” fair value financial statement items, the Investment Manager is required to make judgments regarding these items’ fair values.  Different persons in possession of the same facts may reasonably arrive at different conclusions as to the inputs to be applied in estimating the fair value of these financial statement items and their fair values.  Likewise, due to the general illiquidity of some of these financial statement items, subsequent transactions may be at values significantly different from those reported.

Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis as of March 31, 2016:

Note 3—Fair Value of Investments
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$193,258	$-	$-	$193,258
Investment in Master Fund	-	-	62,551,115	62,551,115
	$193,258	$-	$62,551,115	$62,744,373

There were no transfers between fair value hierarchy levels during the period ended March 31, 2016.

Following is a roll forward of the Fund’s Investment in Master Fund for the period ended March 31, 2016:

PNMAC Mortgage Opportunity Fund, LP

Balance at January 1, 2016	$84,155,445
Distributions	(22,650,000)
Net investment income	2,782,159
Net change in unrealized gain on investments	2,234,080
Net realized gain on investments	(3,750,727)
Net change in Carried Interest allocated from the
Master Fund to General Partner	(219,842)
Balance at March 31, 2016	$62,551,115

Investments Held By Master Fund

Following is a summary of the Investments held by the Master Fund on March 31, 2016:

INVESTMENTS - 149%*
INVESTMENTS IN NONAFFILIATES - 132%*

Description	Note interest rate	Maturity date	State	Principal amount	Fair value
Mortgage loans
Mortgage Loan ID#1000043954	7.25%	5/1/2037	FL	$2,243,664	$1,822,992
Mortgage Loan ID#1000015063	7.38%	9/1/2036	FL	1,350,000	1,249,205
Mortgage Loan ID#1000043569	2.75%	9/1/2036	CA	1,500,000	945,233
Mortgage Loan ID#1000028984	2.00%	12/1/2036	CA	1,353,958	929,902
Mortgage Loan ID#1000002193	6.88%	5/1/2037	DC	990,000	903,132
Mortgage Loan ID#1000043880	3.00%	2/1/2035	OR	1,387,425	895,977
Mortgage Loan ID#1000035099	6.00%	7/1/2037	NY	999,000	856,951
Mortgage Loan ID#1000016663	6.88%	5/1/2037	OR	799,863	704,612
Mortgage Loan ID#1000016006	7.15%	2/1/2037	NY	641,150	673,207
Mortgage Loan ID#1000002189	5.13%	8/1/2055	NY	1,020,911	663,163
Mortgage Loan ID#1000029387	8.25%	6/1/2037	NY	600,000	630,000
Mortgage Loan ID#1000043694	5.50%	1/1/2043	CT	774,942	608,526
Mortgage Loan ID#1000000557	6.90%	3/1/2037	NJ	990,473	588,110
Mortgage Loan ID#1000015520	8.00%	11/1/2037	GA	1,000,000	579,510
Mortgage Loan ID#1000034768	3.00%	4/1/2036	NY	647,916	577,905
Mortgage Loan ID#1000001411	3.00%	7/1/2047	CA	832,829	576,125
Mortgage Loan ID#1000000560	6.80%	1/1/2037	NY	613,522	574,929
Mortgage Loan ID#1000035343	6.50%	12/1/2043	CA	892,358	563,759
Mortgage Loan ID#1000001651	3.00%	5/1/2055	FL	1,442,820	552,475
Mortgage Loan ID#1000026020	3.00%	6/1/2037	CA	551,553	543,526
Mortgage Loan ID#1000016833	6.50%	10/1/2037	NY	645,282	541,419
Mortgage Loan ID#1000026843	5.88%	9/1/2035	CA	536,000	524,567
Mortgage Loan ID#1000026795	3.00%	1/1/2049	CA	566,957	498,596
Mortgage Loan ID#1000026305	5.88%	10/1/2036	CA	595,536	498,142
Mortgage Loan ID#1000026032	4.00%	12/1/2036	HI	420,101	496,965
Mortgage Loan ID#1000043559	2.88%	8/1/2045	VA	626,192	490,746
Mortgage Loan ID#1000038435	6.75%	7/1/2037	CA	527,416	487,686
Mortgage Loan ID#1000002404	3.44%	9/1/2036	NY	755,396	486,855
Mortgage Loan ID#1000015179	4.25%	10/1/2043	CT	870,343	484,274
Mortgage Loan ID#1000001628	10.37%	5/1/2037	NY	451,250	473,813
Mortgage Loan ID#1000026350	6.50%	4/1/2037	NY	719,176	471,853
Mortgage Loan ID#1000043772	5.88%	7/1/2037	FL	920,218	471,827
Mortgage Loan ID#1000038468	6.13%	5/1/2038	NY	531,937	460,979
Mortgage Loan ID#1000035850	2.00%	4/1/2055	NY	691,138	459,200
Mortgage Loan ID#1000043744	6.38%	11/1/2036	CA	778,451	457,510
Mortgage Loan ID#1000029301	3.00%	11/1/2036	CA	581,007	457,099
Mortgage Loan ID#1000002184	2.00%	5/1/2054	NY	765,958	454,497
Mortgage Loan ID#1000028071	6.25%	11/1/2035	NJ	746,761	453,356
Mortgage Loan ID#1000035161	7.75%	9/1/2037	NJ	632,986	453,333
Other				214,142,325	119,812,630
				247,136,814	144,374,586

Description			State
Real estate acquired in settlement of loans
Property ID#1000043536			MN	860,000	863,969
Property ID#1000001643			FL	621,672	725,000
Property ID#1000027733			IL	573,919	680,000
Property ID#1000003584			MD	539,160	640,000
Property ID#1000027525			NJ	554,549	627,441
Property ID#1000027182			NV	649,095	598,000
Property ID#1000015506			FL	917,000	540,000
Property ID#1002229087			GA	545,063	500,000
Property ID#1000001655			NY	648,000	475,000
Property ID#1000016184			NJ	440,000	458,814
Property ID#1000035163			OR	689,500	450,000
Other				25,581,647	20,108,607
				32,619,605	26,666,831

TOTAL INVESTMENTS IN NONAFFILIATES (Cost $146,587,610)				279,756,419	171,041,417

INVESTMENTS IN AFFILIATES - 17%*

Name of Issuer				Shares	Fair value
Short-Term Investment
BlackRock Liquidity Funds: TempFund Institutional Shares ^				21,328,892	21,328,892

TOTAL INVESTMENTS IN AFFILIATES (Cost $21,328,892)				21,328,892	21,328,892

TOTAL INVESTMENTS (Cost $167,916,502)					192,370,309

LIABILITIES - 62%*
Description	Cusip	Note rate	Maturity date	Principal amount	Fair value
Asset-backed secured financing
PNMAC 2015-NPL1 A-1-144A ^	70932GAA8	4.00%	3/25/2055	$74,379,648	$73,449,902
PNMAC 2015-NPL1 A-1-REGS ^	U7088RAA5	4.00%	3/25/2055	6,575,979	6,493,779

TOTAL LIABILITIES (Proceeds $80,847,963)					79,943,681

Other assets in excess of other liabilities - 13%*					16,651,690

TOTAL PARTNERS' CAPITAL - 100%*					$129,078,318

* Percentages are stated as a percent of partners’ capital
^ Investment represents securities held or issued by related parties
All investments are in the United States of America.

Valuation Techniques and Assumptions
Investment in Master Fund

Investment in Master Fund
The Fund’s investment in the Master Fund is a “Level 3” fair value financial statement item and the Fund’s estimate of the fair value of its investment in the Master Fund is based on the fair value of the assets of the Master Fund’s investments, most of which are mortgage loans and real estate acquired in settlement of loans.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LLC

By (Signature and Title) /s/ Stanford L. Kurland
Stanford L. Kurland, CEO

Date  May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Stanford L. Kurland
Stanford L. Kurland, CEO

Date  May 25, 2016

By (Signature and Title) /s/ Anne D. McCallion
Anne D. McCallion, CFO

Date  May 25, 2016